LEASES (Summary of Maturity of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 20,956
2026	18,969
2027	14,867
2028	7,935
2029	5,285
Thereafter	15,378
Total future minimum lease payment	83,390
Less: imputed interest	(13,896)
Present value of future minimum lease payments	69,494
Less: current portion of operating lease liabilities	(17,028)	$ (17,089)
Long-term operating lease liabilities	52,466	64,585
Finance Leases
2025	33,325
2026	37,915
2027	24,778
2028	18,209
2029	18,209
Thereafter	447,746
Total future minimum lease payment	580,182
Less: imputed interest	(328,641)
Present value of future minimum lease payments	251,541
Less: current portion of operating lease liabilities	(15,582)	(10,299)
Long-term finance lease liabilities	$ 235,959	$ 253,610